Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization Schedule Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization (Notes) (FY)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization
RW HOLDINGS NNN REIT, INC.
Schedule III
Real Estate Assets and Accumulated Depreciation and Amortization
December 31, 2018

					Initial Cost to Company				Gross Amount at Which Carried at Close of Period
Description	Location	Original Year of Construction	Date Acquired	Encumbrances	Land	Buildings & Improvements (1)	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings & Improvements (1)	Total	Accumulated Depreciation and Amortization	Net
Accredo	Orlando, FL	2006	6/15/2016	$4,837,224	$1,706,641	$9,003,859	$10,710,500	$198,986	$1,706,641	$9,202,843	$10,909,484	$(1,265,678)	$9,643,806
Walgreens	Stockbridge, GA	2001	6/21/2016	2,159,245	1,033,105	3,820,266	4,853,371	—	1,033,105	3,820,266	4,853,371	(833,561)	4,019,810
Dollar General	Litchfield, ME	2015	11/4/2016	645,791	293,912	1,104,202	1,398,114	—	293,912	1,104,202	1,398,114	(85,518)	1,312,596
Dollar General	Wilton, ME	2015	11/4/2016	651,085	212,036	1,472,393	1,684,429	—	212,036	1,472,393	1,684,429	(109,445)	1,574,984
Dollar General	Thompsontown, PA	2015	11/4/2016	651,085	217,912	1,088,678	1,306,590	—	217,912	1,088,678	1,306,590	(82,167)	1,224,423
Dollar General	Mt. Gilead, OH	2015	11/4/2016	645,791	283,578	1,002,456	1,286,034	—	283,578	1,002,457	1,286,035	(78,780)	1,207,255
Dollar General	Lakeside, OH	2015	11/4/2016	645,791	176,515	1,037,214	1,213,729	—	176,515	1,037,214	1,213,729	(80,853)	1,132,876
Dollar General	Castalia, OH	2015	11/4/2016	645,791	154,676	1,033,817	1,188,493	—	154,676	1,033,818	1,188,494	(78,557)	1,109,937
Dana	Cedar Park, TX	2013	12/27/2016	4,632,398	1,290,863	8,312,917	9,603,780	—	1,290,863	8,312,917	9,603,780	(1,001,594)	8,602,186
Northrop Grumman	Melbourne, FL	1986	3/7/2017	5,809,367	1,191,024	12,533,166	13,724,190	—	1,191,024	12,533,166	13,724,190	(1,402,927)	12,321,263
exp US Services	Maitland, FL	1985	3/27/2017	3,446,493	785,801	5,522,567	6,308,368	—	785,801	5,522,568	6,308,369	(389,042)	5,919,327
Harley	Bedford, TX	2016	4/13/2017	6,868,255	1,145,196	12,033,092	13,178,288	—	1,145,196	12,033,092	13,178,288	(562,523)	12,615,765
Wyndham	Summerlin, NV	2001	6/22/2017	5,820,600	4,144,069	5,972,433	10,116,502	959,213	4,144,069	6,931,646	11,075,715	(461,240)	10,614,475
Williams-Sonoma	Summerlin, NV	1996	6/22/2017	4,615,800	3,546,744	4,028,821	7,575,565	1,054,532	3,546,744	5,083,354	8,630,098	(435,346)	8,194,752
Omnicare	Richmond, VA	2004	7/20/2017	4,349,963	800,772	6,523,599	7,324,371	219,818	800,772	6,743,417	7,544,189	(343,275)	7,200,914
EMCOR	Cincinnati, OH	2010	8/29/2017	2,911,577	427,589	5,996,509	6,424,098	—	427,589	5,996,509	6,424,098	(245,453)	6,178,645
Husqvarna	Charlotte, NC	2010	11/30/2017	6,379,182	974,663	11,879,485	12,854,148	—	974,663	11,879,485	12,854,148	(399,615)	12,454,533
AvAir	Chandler, AZ	2015	12/28/2017	14,575,000	3,493,673	23,864,226	27,357,899	—	3,493,673	23,864,227	27,357,900	(722,991)	26,634,909
3M	DeKalb, IL	2007	2018-03-29	8,360,000	758,780	16,360,400	17,119,180	—	758,780	16,360,400	17,119,180	(985,899)	16,133,281
Cummins	Nashville, TN	2001	2018-04-04	8,530,000	3,347,960	12,654,529	16,002,489	—	3,347,960	12,654,529	16,002,489	(562,814)	15,439,675
Northrop Grumman Parcel	Melbourne, FL	—	2018-06-21	—	329,410	—	329,410	—	329,410	—	329,410	—	329,410
24 Hour Fitness	Las Vegas, NV	1995	2018-07-27	8,900,000	3,121,985	9,536,325	12,658,310	—	3,121,985	9,536,325	12,658,310	(204,887)	12,453,423
Texas Health	Dallas, TX	1978	2018-09-13	4,842,500	1,827,914	5,862,010	7,689,924	—	1,827,914	5,862,010	7,689,924	(86,716)	7,603,208
Bon Secours	Richmond, VA	2001	2018-10-31	5,250,000	1,658,659	9,184,248	10,842,907	—	1,658,659	9,184,248	10,842,907	(90,731)	10,752,176
Costco	Issaquah, WA	1987	2018-12-20	18,850,000	8,202,915	21,825,853	30,028,768	—	8,202,915	21,825,853	30,028,768	(54,052)	29,974,716
				$125,022,937	$41,126,391	$191,653,068	$232,779,459	$2,432,550	$41,126,391	$194,085,618	$235,212,009	$(10,563,664)	$224,648,345

Notes:

•	The aggregate cost of real estate for federal income tax purposes was approximately $232,900,000 (unaudited) as of December 31, 2018.

•
Real estate investments (excluding land) are depreciated over their estimated useful lives. Their useful lives are generally 29-48 years for buildings, the shorter of 15 years or remaining lease term for site/building improvements, the shorter of 15 years or remaining contractual lease term for tenant improvements and the remaining lease term with consideration as to above- and below-market extension options for above- and below-market lease intangibles for tenant origination and absorption costs.

•	The real estate assets are 100% owned by the Company.

The following table summarizes the Company’s real estate assets and accumulated depreciation and amortization as of December 31, 2018 and 2017:

RW Holdings NNN REIT, INC.
Schedule III
Real Estate Assets and Accumulated Depreciation and Amortization
December 31, 2018 and 2017

	2018	2017
Real estate investments:
Balance at beginning of year	$138,810,355	$33,245,041
Acquisitions	94,670,988	$104,880,154
Improvements to real estate	1,730,666	685,160
Balance at end of year	$235,212,009	$138,810,355

Accumulated depreciation and amortization:
Balance at beginning of year	$(3,574,739)	$(493,185)
Depreciation and amortization	(6,988,925)	(3,081,554)
Balance at end of year	$(10,563,664)	$(3,574,739)